Leases - Right-of-use assets (Details) - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases
Balance at January 1	₽ 179,000	₽ 215,120
Additions to right-of-use assets	62,686	31,642
Modification of right-of-use assets	25,091	13,618
Derecognition of right-of-use assets	13,876
Depreciation charge for the year	(107,724)	(81,349)	₽ (75,182)
Translation difference	3,664	(31)
Balance at December 31	₽ 148,841	₽ 179,000	₽ 215,120